Other income	6 Months Ended
Jun. 30, 2024
Other Income [Line Items]
Disclosure Of Other Operating Income Explanatory
Note 6

Other income

For the quarter ended Year-to-date
USD m 30.6.24 31.3.24 30.6.23 30.6.24 30.6.23
Associates, joint ventures and subsidiaries
Net gains / (losses) from acquisitions and disposals of

subsidiaries
1
(2) (1) 4 (2) 6
Share of net profits of associates and joint ventures 24 15 15 39 25
Total 22 15 19 37 31
Income from properties
2
7 5 5 11 9
Income from shared services provided to UBS Group AG or its subsidiaries 215 169 165 384 283
Other 63 20 49 83 70
Total other income 306 209 237 515 392
1 Includes foreign exchange gains / (losses) reclassified from other comprehensive income related to the disposal or closure of foreign operations.

2 Includes rent received from third parties.